Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Taxation
	Year Ended December 31,
	2024 $’000	2023 $’000	2022 $’000
Group
Current year tax (credit)	(4,883)	449	-
Adjustments due to prior periods	-	-	-
Total tax (credit) for the period	(4,883)	449	-

The tax charge for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:
Loss before taxation	(16,746)	(17,242)	(15,397)
Loss charged at standard rate of corporation tax 25% 2024, 23.52% 2023, 19% 2022	(4,187)	(4,055)	(2,926)
Movement in unrecognized deferred tax	2,942	3,194	2,319
Expenses not deductible for taxation	3,142	3,961	1,036
Adjustments due to prior periods	-	449	-
Research and development claim	(4,883)	-	-
Income not taxable for tax purposes	(1,894)	(3,113)	(495)
Fixed asset differences	-	-	(1)
Current Tax - Other	-	13	-
Foreign Tax - Other	(3)	-	-
Adjustments to brought forward values	-	-	67
	(4,883)	449	-